Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2020
aug_MajorAssumptionsMadeConcerningFutureEventsOtherProvisionsInflationRate
Disclosure of marketable securities
	At December 31 2020	At December 31 2019
Balance, beginning of year	$346	$186
Additions, upon acquisition of Eastmain (note 4ii)	1,662	-
Additions (note 9)	102	-
Unrealized net gains	565	160
Balance, end of the year	$2,675	$346